Condensed Interim Consolidated Statements of Changes In Shareholders' Equity - USD ($) $ in Thousands		Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Retained earnings [Member]
Balance at Dec. 31, 2013		$ 90,691	$ 21	$ 38,626	$ (38)	$ 52,082
Balance, shares at Dec. 31, 2013	[1]		7,140,013
Exercise of options		1,353		1,353
Exercise of options, shares	[1]		78,620
Share-based compensation		1,266		$ 1,266
Dividend		(7,183)				$ (7,183)
Net income		14,605				14,605
Balance at Dec. 31, 2014		100,732	$ 21	$ 41,245	$ (38)	$ 59,504
Balance, shares at Dec. 31, 2014	[1]		7,218,633
Exercise of options		856		856
Exercise of options, shares	[1]		56,050
Share-based compensation		734		$ 734
Dividend		(7,274)				$ (7,274)
Net income		5,041				5,041
Balance at Jun. 30, 2015		$ 100,089	$ 21	$ 42,835	$ (38)	$ 57,271
Balance, shares at Jun. 30, 2015	[1]		7,274,683

[1]	Net of 14,971 shares held by Silicom Inc..
[2]	Less than 1 thousand.